Derivative Liabilities - Schedule of Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Valuation Assumptions Abstract
Volatility	0.00%	475.70%
Stock Price (in Dollars per share)	$ 0	$ 0.025
Risk-free interest rates	0.00%	5.21%
Term (years)	0 years	4 months 20 days